Other Non-Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Realized and unrealized MTM gain/(loss) on our investment in listed equity securities (note 20)	$ 295,048	$ (86,664)
UK tax lease contingent liability (note 22)	6,918	(73,294)
Dividend income from our investment in listed equity securities	3,105	1,863
Total other non-operating income/(losses)	$ 305,071	$ (158,095)